Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	XBRL is amended to reflect third quarter period ending September 30, 2013.
Document Period End Date	Sep. 30, 2013
Entity Registrant Name	Intra-Cellular Therapies, Inc.
Entity Central Index Key	0001567514
Entity Filer Category	Smaller Reporting Company